Acquisitions and disposals (Details) - USD ($) $ in Millions												3 Months Ended				12 Months Ended
	Dec. 01, 2025	Nov. 11, 2025	Jan. 01, 2025	Dec. 31, 2024	Dec. 30, 2024	Dec. 06, 2024	Dec. 05, 2024	Nov. 29, 2024	May 31, 2024	May 30, 2024	Apr. 04, 2024	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 24, 2024
Disclosure of detailed information about business combination [line items]
Operating expense																	$ 81,109	$ 72,846	$ 71,404
Proceeds from sale of assets and businesses																	2,456	1,470	272
Assets classified as held for sale				$ 7,227								$ 906		$ 7,227			906	7,227	1,064
Liabilities directly associated with the assets classified as held for sale				1,023								179		1,023			179	1,023	471
Loss on swap of assets															$ 147
Gain on disposal																	616	1,223	$ 327
Equinor And Shell Joint Venture
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%
Adura
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%
Investments in joint ventures accounted for using equity method	$ 5,574			$ 0								5,574		0			5,574	0
Operating expense	$ 174
Equinor Nigeria Energy Company
Disclosure of detailed information about business combination [line items]
Dividends received							$ 300
Empire Offshore Wind Holdings LLC
Disclosure of detailed information about business combination [line items]
Percentage of share acquired											50.00%
South Brooklyn Marine Terminal
Disclosure of detailed information about business combination [line items]
Percentage of share acquired																				50.00%
Oil And Gas Lease, OML 128 | Equinor Nigeria Energy Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in asset						53.85%
Agbami Oil Field | Equinor Nigeria Energy Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in asset						20.21%
Heidrun Field, Haltenbanken
Disclosure of detailed information about business combination [line items]
Ownership interest in joint operation			34.40%	13.00%
Tyrihans Field, Haltenbanken
Disclosure of detailed information about business combination [line items]
Ownership interest in joint operation			36.30%	58.80%
Castberg Field, Haltenbanken
Disclosure of detailed information about business combination [line items]
Ownership interest in joint operation			46.30%	50.00%
Certain Chesapeake-Operated Northern Marcellus Gas Units
Disclosure of detailed information about business combination [line items]
Ownership interest in joint operation				40.70%	25.70%				25.70%	15.70%
Petoro Swap
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date			$ 610
Goodwill related to business combinations			476
Increase in deferred tax liability			381
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination			$ 491
EQT Corporation Non-Operated Working Interest, Northern Marcellus Shale Formation
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date									$ 750			1,365					1,365
Percentage of interest in oil and gas assets acquired									40.00%
Cash consideration				$ 1,242					$ 467					1,242				$ 1,242
Identifiable intangible assets recognised as of acquisition date									$ 505
UK Upstream Business
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss													$ 650
Peregrino Field, Brazil
Disclosure of detailed information about business combination [line items]
Assets classified as held for sale												906					906
Liabilities directly associated with the assets classified as held for sale												179					179
Peregrino Field, Brazil, Agreement One
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested		40.00%
Proceeds from sale of assets and businesses		$ 1,795
Consideration received		$ 1,555
Losses on disposals of investments												$ 75
Peregrino Field, Brazil, Agreement Two
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss																	$ 200
Peregrino Field, Brazil, Agreement Two | Forecast
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested																20.00%
Marcellus and Utica Shale Formations, Appalachian Basin
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested									100.00%
Beacon Wind Holdings LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested											50.00%
Equinor Nigeria Energy Company
Disclosure of detailed information about business combination [line items]
Consideration received						$ 682
Cash consideration received						482
Gain on disposal						$ 795
Investment In Azerbaijan
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss														310
Consideration received								$ 713
Loss on disposal of assets														$ 84
Azeri Chirag Gunashli
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested								7.27%
Baku-Tbilisi-Ceyhan
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested								8.71%